SUBSIDIARY PUBLIC ISSUERS (Details - Balance Sheet) - USD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 1,833		$ 1,666
Current liabilities	2,359		2,514
Equity	13,726	$ 14,473	14,282	$ 12,400	$ 12,873	$ 12,672
Participating Non-controlling Interests Operating Subsidiaries
Disclosure of subsidiaries [line items]
Equity	6,140	6,404	6,298	5,348	5,627	5,589
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of subsidiaries [line items]
Equity	53	57	58	53	55	55
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Equity	2,609	2,804	2,843	2,575	2,666	2,680
Preferred equity
Disclosure of subsidiaries [line items]
Equity	589	$ 600	616	$ 597	$ 581	$ 576
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	34		32
Long-term assets	4,354		4,483
Current liabilities	42		43
Long-term liabilities	0		0
Equity	707		511
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	404		412
Long-term assets	248		262
Current liabilities	7		7
Long-term liabilities	0		0
Equity	0		0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Equity	589		616
Finco
Disclosure of subsidiaries [line items]
Current assets	1,619		1,691
Long-term assets	0		0
Current liabilities	172		180
Long-term liabilities	1,442		1,505
Equity	0		0
Holding Entities
Disclosure of subsidiaries [line items]
Current assets	510		525
Long-term assets	19,969		20,142
Current liabilities	3,745		3,024
Long-term liabilities	467		693
Equity	718		516
Holding Entities | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Equity	2,609		2,843
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	3,159		2,816
Long-term assets	28,524		29,508
Current liabilities	2,286		3,071
Long-term liabilities	12,745		12,670
Equity	0		0
Other Subsidiaries | Participating Non-controlling Interests Operating Subsidiaries
Disclosure of subsidiaries [line items]
Equity	6,140		6,298
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(3,893)		(3,810)
Long-term assets	(24,838)		(25,157)
Current liabilities	(3,893)		(3,811)
Long-term liabilities	(649)		(760)
Equity	$ (718)		$ (516)